Cash and Restricted Cash	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Cash and Restricted Cash
12.	CASH AND RESTRICTED CASH
At March 31, 2022, the Company had $915.3 million of cash (March 31, 2021

- $
21.2
 million) and restricted cash of $
3.9
 million (March 31,
2021 - $
3.9
million), held to provide collateral for letters of credit and other obligations of the
Company.